Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 318.1	$ 252.8	$ 281.7
Loss (income) from discontinued operations, net of tax	0.0	0.9	(5.5)
Adjustments to reconcile net income to net cash provided by operating activities—
Provision for doubtful accounts	61.2	47.2	31.6
Provision for government, class action, and related settlements	0.0	7.5	(1.7)
Depreciation and amortization	172.6	139.7	107.7
Amortization of debt-related items	13.8	14.3	12.7
Loss on early extinguishment of debt	7.4	22.4	13.2
Equity in net income of nonconsolidated affiliates	(9.8)	(8.7)	(10.7)
Distributions from nonconsolidated affiliates	8.5	7.7	12.6
Stock-based compensation	27.4	26.2	23.9
Deferred tax expense	132.9	127.1	97.4
Gain on consolidation of Fairlawn	0.0	0.0	(27.2)
Other, net	0.1	(0.6)	4.8
Changes in assets and liabilities, net of acquisitions—
Accounts receivable	(127.5)	(134.1)	(91.6)
Prepaid expenses and other assets	(3.3)	(9.6)	6.5
Accounts payable	6.3	0.9	5.4
Accrued payroll	21.4	(0.9)	4.8
Other liabilities	11.8	13.8	(5.5)
Premium received on bond issuance	0.0	9.8	6.3
Premium paid on redemption of bonds	(5.8)	(13.7)	(10.6)
Net cash used in operating activities of discontinued operations	(0.7)	(0.7)	(1.2)
Total adjustments	316.3	248.3	178.4
Net cash provided by operating activities	634.4	502.0	454.6
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	(48.1)	(985.1)	(694.8)
Purchases of property and equipment	(177.7)	(128.4)	(170.9)
Additions to capitalized software costs	(25.2)	(28.1)	(17.0)
Proceeds from disposal of assets	23.9	4.0	0.2
Proceeds from sale of marketable securities	0.0	12.8	0.0
Purchases of restricted investments	(1.3)	(7.1)	(3.5)
Net change in restricted cash	(15.1)	2.7	6.8
Other, net	(1.6)	(1.1)	2.3
Net cash provided by investing activities of discontinued operations	0.1	0.5	0.0
Net cash used in investing activities	(245.0)	(1,129.8)	(876.9)
Cash flows from financing activities:
Principal borrowings on term loan facilities	0.0	250.0	450.0
Proceeds from bond issuance	0.0	1,400.0	175.0
Principal payments on debt, including pre-payments	(202.1)	(597.4)	(302.6)
Borrowings on revolving credit facility	335.0	540.0	440.0
Payments on revolving credit facility	(313.0)	(735.0)	(160.0)
Principal payments under capital lease obligations	(13.3)	(11.0)	(6.1)
Debt amendment and issuance costs	0.0	(31.9)	(6.5)
Repurchases of common stock, including fees and expenses	(65.6)	(45.3)	(43.1)
Dividends paid on common stock	(83.8)	(77.2)	(65.8)
Dividends paid on convertible perpetual preferred stock	0.0	(3.1)	(6.3)
Distributions paid to noncontrolling interests of consolidated affiliates	(64.9)	(54.4)	(54.1)
Taxes paid on behalf of employees for shares withheld	(11.6)	(17.2)	(9.7)
Other, net	8.8	5.2	13.7
Net cash (used in) provided by financing activities	(410.5)	622.7	424.5
(Decrease) increase in cash and cash equivalents	(21.1)	(5.1)	2.2
Cash and cash equivalents at beginning of year	61.6	66.7	64.5
Cash and cash equivalents at end of year	40.5	61.6	66.7
Supplemental cash flow information:
Interest	(164.3)	(121.4)	(100.6)
Income tax refunds	1.4	7.4	1.3
Income tax payments	(33.3)	(16.8)	(17.7)
Supplemental schedule of noncash investing and financing activities:
Equity rollover from Encompass management	0.0	0.0	64.5
Preferred stock conversion	$ 0.0	$ 93.2	$ 0.0